Related Party Transactions - Shipbuilding and Site Supervision Services - Additional Information (Details) $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
Asset under Construction [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions	$ 1.8